Revenues and geographic information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 54,532	$ 50,317	$ 45,440
Net sales, change in %	8.00%	11.00%
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	11.00%
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 44,513	$ 40,244	34,935
Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 8,959	$ 8,576	6,390
Net sales, change in %	4.00%	34.00%
Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 7,748	$ 7,822	6,035
Net sales, change in %	(1.00%)	30.00%
Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,198	$ 754	355
Net sales, change in %	59.00%	112.00%
Cardiovascular, renal and metabolic [member] | Vanrafia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 13
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,748	$ 7,822	6,035
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,198	754
Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 10,293	$ 9,293	7,798
Net sales, change in %	11.00%	19.00%
Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 6,668	$ 6,141	4,980
Net sales, change in %	9.00%	23.00%
Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,883	$ 1,509	1,355
Net sales, change in %	25.00%	11.00%
Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,723	$ 1,643	1,463
Net sales, change in %	5.00%	12.00%
Immunology [member] | Rhapsido [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 19
Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,668	$ 6,141	4,980
Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,883	1,509	1,355
Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,723	1,643	1,463
Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 5,993	$ 4,750	3,651
Net sales, change in %	26.00%	30.00%
Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,426	$ 3,224	2,171
Net sales, change in %	37.00%	49.00%
Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,232	$ 1,214	1,214
Net sales, change in %	1.00%	0.00%
Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 335	$ 312	266
Net sales, change in %	7.00%	17.00%
Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,426	$ 3,224	2,171
Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,232	1,214	1,214
Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 16,830	$ 14,297	12,343
Net sales, change in %	18.00%	16.00%
Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,783	$ 3,033	2,080
Net sales, change in %	58.00%	46.00%
Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,215	$ 2,058	1,922
Net sales, change in %	8.00%	7.00%
Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,110	$ 1,936	1,720
Net sales, change in %	9.00%	13.00%
Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,994	$ 1,392	980
Net sales, change in %	43.00%	42.00%
Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,636	$ 2,216	2,269
Net sales, change in %	(26.00%)	(2.00%)
Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,285	$ 689	413
Net sales, change in %	87.00%	67.00%
Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,104	$ 1,671	1,848
Net sales, change in %	(34.00%)	(10.00%)
Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 816	$ 724	605
Net sales, change in %	13.00%	20.00%
Oncology [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 505	$ 129	1
Net sales, change in %	291.00%
Oncology [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 382	$ 449	505
Net sales, change in %	(15.00%)	(11.00%)
Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,783	$ 3,033	2,080
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,215	2,058	1,922
Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,110	1,936	1,720
Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,994	1,392	980
Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,636	2,216	2,269
Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,285	689
Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,104	1,671	1,848
Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	816	724	605
Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	505
Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,213	$ 1,279	1,314
Net sales, change in %	(5.00%)	(3.00%)
Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 727	$ 703	713
Net sales, change in %	3.00%	(1.00%)
Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 643	$ 1,044	1,475
Net sales, change in %	(38.00%)	(29.00%)
Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 604	$ 590	613
Net sales, change in %	2.00%	(4.00%)
Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 487	$ 602	692
Net sales, change in %	(19.00%)	(13.00%)
Established Brands [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 381	$ 443	508
Net sales, change in %	(14.00%)	(13.00%)
Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,419	$ 1,152	1,490
Net sales, change in %	23.00%	(23.00%)
Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 6,983	$ 7,588	8,453
Net sales, change in %	(8.00%)	(10.00%)
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,213	$ 1,279	1,314
Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	727	703	713
Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	643	1,044	1,475
Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	604	590	613
Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		602	692
Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			925
Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			561
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 12,457	$ 13,401	15,258
Net sales, change in %	(7.00%)	(12.00%)
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 23,331	$ 21,146	17,959
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%	18.00%
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 21,154	$ 18,885	14,952
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,285	4,052	3,067
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	575	385
US | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,839	3,530	2,636
US | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,041	798	686
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,943	2,183	1,528
US | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	413	435	372
US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,975	1,678	1,032
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	867	848	791
US | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,596	1,157	921
US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	636	1,181	1,205
US | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	824	436
US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	486	848	884
US | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	588	513	427
US | Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	317
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	729	805	829
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	5	8	13
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	35	28	52
US | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			359
US | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			150
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	31,201	29,171	27,481
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	23,359	21,359	19,983
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,463	3,770	2,968
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	623	369
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,829	2,611	2,344
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	842	711	669
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,723	1,643	1,463
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,483	1,041	643
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	819	779	842
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,808	1,355	1,048
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,348	1,210	1,131
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,110	1,936	1,720
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	398	235	59
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,000	1,035	1,064
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	461	253
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	618	823	964
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	228	211	178
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	188
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	484	474	485
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	722	695	700
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	643	1,044	1,475
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 569	562	561
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		$ 602	692
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			566
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			$ 411